CONCENTRATION AND RISK (Details 1)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Product Information [Line Items]
Concentration Risk, Percentage	16.00%
Customer A [Member]
Product Information [Line Items]
Concentration Risk, Percentage	33.00%			[1]	13.00%
Customer B [Member]
Product Information [Line Items]
Concentration Risk, Percentage	17.00%			[1]		[1]
Customer C [Member]
Product Information [Line Items]
Concentration Risk, Percentage	14.00%			[1]		[1]
Customer D [Member]
Product Information [Line Items]
Concentration Risk, Percentage	11.00%			[1]		[1]
Customer E [Member]
Product Information [Line Items]
Concentration Risk, Percentage		[1]	46.00%			[1]
Customer F [Member]
Product Information [Line Items]
Concentration Risk, Percentage		[1]	54.00%			[1]
Customer G [Member]
Product Information [Line Items]
Concentration Risk, Percentage		[1]		[1]	48.00%
Customer H [Member]
Product Information [Line Items]
Concentration Risk, Percentage		[1]		[1]	15.00%
Customer I [Member]
Product Information [Line Items]
Concentration Risk, Percentage		[1]		[1]	14.00%

[1]	Less than 10%.